Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Components of Premises and Equipment

Premises and equipment consist of the following at December 31:

(Dollars in thousands)	2013	2012
Land and improvements	$1,489	$1,489
Buildings and improvements	9,656	9,422
Furniture and equipment	7,327	6,763
Leasehold improvements	260	260

	18,732	17,934
Accumulated depreciation	10,042	9,459

Premises and equipment, net	$8,690	$8,475

Summary of Future Minimum Lease Payments	Future minimum lease payments at December 31, 2013 were as follows:

(Dollars in thousands)
2014	$299
2015	294
2016	172
2017	32

Total	$797